Note 9 (Tables)	12 Months Ended
Dec. 31, 2021
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the accompanying consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	Notes	2021	2020	2019
Cash on hand		6,877	6,447	7,060
Cash balances at central banks (*)		55,004	53,079	31,756
Other demand deposits		5,918	5,994	5,488
Total	8.1	67,799	65,520	44,303
(*) The variation in 2020 with respect to 2019 is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.